Other Accounts Receivable, Net (Details) - Schedule of Corresponds to Advance to Suppliers - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Corresponds to Advance to Suppliers [Line Items]
Current advances payments to suppliers	S/ 98,021	S/ 53,658
Cumbra Peru S.A. - Aeropuerto Jorge Chavez [Member]
Schedule of Corresponds to Advance to Suppliers [Line Items]
Current advances payments to suppliers	44,778	18,353
Cumbra Peru S.A. - Projects and Consortiums [Member]
Schedule of Corresponds to Advance to Suppliers [Line Items]
Current advances payments to suppliers	41,767	15,220
Tren Urbano de Lima S.A. - Alstom Transporte [Member]
Schedule of Corresponds to Advance to Suppliers [Line Items]
Current advances payments to suppliers	97	3,691
Others [Member]
Schedule of Corresponds to Advance to Suppliers [Line Items]
Current advances payments to suppliers	S/ 11,379	S/ 16,394